Financial instruments - Disclosure of Financial Assets at Amortized Cost (Details) - Financial assets at amortized costs - CHF (SFr) SFr in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial assets	SFr 188,315	SFr 250,344
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	67,309	87,946
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	295	521
Accrued income
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,131	679
Short-term time deposits
Disclosure of detailed information about financial instruments [line items]
Financial assets	SFr 119,580	SFr 161,198